COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

6. COMMITMENTS AND CONTINGENCIES

Commitments

The following table summarizes the Company’s commitments as of July 31, 2016 (in thousands):

	Total	2017	2018	2019	2020	2021

Operating lease	$99	$99	$—	$—	$—	$—
Purchase commitment	1,368	316	263	263	263	263

Total	$1,467	$415	$263	$263	$263	$263

On August 23, 2013, the Company signed a lease for 10,800 square feet of office and laboratory space in Menlo Park, California. The lease expires in November 2016. Rent expense for the three months ended July 31, 2016 and 2015 was approximately $86,000 and $94,000, respectively. Rent expense for each of the six months ended July 31, 2016 and 2015 was approximately $172,000.  The purchase commitment relates to the manufacturing of VI2OLET and is non-cancelable.

Legal Proceedings

The Company is not a party to any material legal proceeding that the Company believes is likely to have a material adverse effect on its consolidated financial position or results of operations. From time to time the Company may be subject to legal proceedings and claims in the ordinary course of business. These claims, even if not meritorious, could result in the expenditure of significant financial resources and diversion of management efforts.

Indemnification

The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third-party with respect to the Company’s technology. The term of these indemnification agreements is generally perpetual. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future, but have not yet been made.

The Company has entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements. No liability associated with such indemnifications has been recorded to date.

License Agreement

In March 2013, the Company entered into an amended and restated collaboration and license agreement with Iogen LLC, which provides the Company with a license to certain rights to label, market, and resell the finished inventory and ongoing manufacturing of the Iogen molecular iodine technology for future product formulation development and commercialization. New formulation patents developed by the Company will be solely owned by the Company. The agreement gives the Company a perpetual, fully paid-up, exclusive license to make, have made, use, sell and offer for sale and import products.

Pursuant to the terms of the license, the Company must pay:

•	a fee for the exclusive license to the IP.

•	30% of net profit associated with direct commercialization of an OTC product or 30% of net royalties received from any sub-licensee.

•	a royalty of 3% of net sales for the first 24 months of commercialization and 2% of net sales thereafter for a prescription iodine tablet developed and commercialized under the license.

•

a royalty of 3% of net sales for the first 12 months of commercialization for other products developed and commercialized under the license and 2% of net sales thereafter until expiration of applicable patents covering such products and 1% thereafter.

•

a fixed royalty fee for the protection and indemnification of licensed intellectual property right (“IP rights”) for the prescription product developed, marketed and sold from newly developed formulations as long as the patents are valid and cover the prescription product.

•

a fixed royalty fee for the protection and indemnification of licensed IP rights for the other products utilizing the molecular iodine technology developed, marketed and sold from newly developed formulations as long as the patents are valid and cover the prescription product.

The Company capitalized as intangible assets, in the year ended December 31, 2013, the amount of $150,000 related to this agreement. As of July 31, 2016 and January 31, 2016, the balance, net of amortization, was approximately $104,000 and $119,000, respectively. No royalties have been paid as of July 31, 2016.

5. COMMITMENTS AND CONTINGENCIES

Commitments

        The following table summarizes the Company's commitments as of January 31, 2016 (in thousands):

	Total	2017	2018	2019	2020	2021
Operating lease	$246	$246	$—	$—	$—	$—
Purchase commitment	1,473	421	263	263	263	263

Total	$1,719	$667	$263	$263	$263	$263

        On August 23, 2013, the Company signed a lease for 10,800 square feet of office and laboratory space in Menlo Park, California. The lease expires in November 2016. Rent expense for the year ended January 31, 2016, one month ended January 31, 2015 and year ended December 31, 2014 was $357,000, $26,000 and $310,000, respectively. The purchase commitment relates to the manufacturing of VI2OLET and is non-cancelable.

Legal Proceedings

        The Company is not currently a party to any legal proceedings. The Company is not aware of any pending legal proceeding to which any of its officers, directors, or any beneficial holders of 5% or more of its voting securities are adverse to the Company or have a material interest adverse to the Company.

Indemnification

        The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third-party with respect to the Company's technology. The term of these indemnification agreements is generally perpetual. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future, but have not yet been made.

        The Company has entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements. No liability associated with such indemnifications has been recorded to date.

License Agreement

        In March 2013, the Company entered into an amended and restated collaboration and license agreement with Iogen, which provides the Company with a license to certain rights to label, market, and resell the finished inventory and ongoing manufacturing of the Iogen molecular iodine technology for future product formulation development and commercialization. New formulation patents developed by the Company will be solely owned by the Company. The agreement gives the Company a perpetual, fully paid-up, non-exclusive license to make, have made, use, sell and offer for sale and import products.

        Pursuant to the terms of the license, the Company must:

•	Pay a fee for the non-exclusive license to the IP.
•	Pay 30% of net profit associated with direct commercialization of an OTC product or 30% of net royalties received from any sub-licensee.
•	Pay a royalty of 3% of net sales for the first 24 months of commercialization and 2% of net sales thereafter for a prescription iodine tablet developed and commercialized under the license.
•

Pay a royalty of 3% of net sales for the first 12 months of commercialization for other products developed and commercialized under the license and 2% of net sales thereafter until expiration of applicable patents covering such products and 1% thereafter.

•

Pay a fixed royalty fee for the protection and indemnification of licensed intellectual property rights ("IP rights") for the prescription product developed, marketed and sold from newly developed formulations as long as the patents are valid and cover the prescription product.

•

Pay a fixed royalty fee for the protection and indemnification of licensed IP rights for the other products utilizing the molecular iodine technology developed, marketed and sold from newly developed formulations as long as the patents are valid and cover the prescription product.

        The Company capitalized as intangible assets, the amount of $150,000 related to this agreement. As of January 31, 2016 and 2015, the balance, net of amortization, was $119,000 and $149,000, respectively. No royalties have been paid as of January 31, 2016.